LEASES - Weighted-average remaining lease term and discount rate (Details)	Jun. 30, 2026	Jun. 30, 2025
LEASES
Weighted-average remaining lease term - Operating leases	6 years 7 days	6 years 8 months 15 days
Weighted-average discount rate - Operating leases	6.37%	6.31%